GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets, net, are as follows:

	December 31,
	2015	2014
	(In thousands)
Goodwill	$1,292,775	$793,763
Intangible assets with indefinite lives	243,697	180,558
Intangible assets with definite lives, net	32,711	27,055
Total goodwill and intangible assets, net	$1,569,183	$1,001,376

The following table presents the balance of goodwill, by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2015:

	Balance at December 31, 2014	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2015
	(In thousands)
Dating	$718,129	$549,146	$—	$(48,895)	$1,218,380
Non-dating	75,634	2,475	(3,711)	(3)	74,395
Total	$793,763	$551,621	$(3,711)	$(48,898)	$1,292,775
Dating additions primarily related to the acquisitions of PlentyOfFish and Eureka.
The following table presents the balance of goodwill, by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2014:

	Balance at December 31, 2013	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2014
	(In thousands)
Dating	$751,005	$12,371	$(350)	$(44,897)	$718,129
Non-dating	16,741	60,462	(1,581)	12	75,634
Total	$767,746	$72,833	$(1,931)	$(44,885)	$793,763

Dating additions primarily related to the acquisition of FriendScout24. Non-dating additions primarily relate to the acquisition of The Princeton Review.
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2015 and 2014, intangible assets with definite lives were as follows:

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Customer lists	$23,502	$(8,113)	$15,389	2.3
Trade names	11,406	(6,501)	4,905	2.6
Content	9,802	(3,508)	6,294	4.0
Technology	6,333	(4,472)	1,861	2.4
Other	4,900	(638)	4,262	5.0
Total	$55,943	$(23,232)	$32,711	2.9

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Customer Lists	$19,060	$(10,797)	$8,263	2.9
Trade names	8,627	(3,001)	5,626	2.8
Content	9,802	(1,024)	8,778	4.0
Technology	5,390	(2,744)	2,646	2.5
Other	2,000	(258)	1,742	4.8
Total	$44,879	$(17,824)	$27,055	3.1

At December 31, 2015, estimated amortization expense for intangible assets with definite lives for each of the next five succeeding years and thereafter is as follows:

(In thousands)
2016	$21,699
2017	6,985
2018	2,600
2019	926
2020 and thereafter	501
Total	$32,711